Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only) [Abstract]
Condensed Balance Sheets

Balance Sheets
(In thousands)	December 31, 2015	December 31, 2014
ASSETS
Cash and cash equivalents	$466	$198
Securities available for sale	216	198
Capital note due from Bank	8,500	8,500
Investment in subsidiaries	84,336	76,323
Other assets	448	446
Total assets	$93,966	$85,665
LIABILITIES AND SHAREHOLDERS' EQUITY
Other liabilities	$31	$77
Subordinated debentures	15,465	15,465
Shareholders' equity	78,470	70,123
Total liabilities and shareholders' equity	$93,966	$85,665

Condensed Statements of Income

Statements of Income	For the years ended December 31,
(In thousands)	2015	2014
Total interest income	$1,893	$983
Total interest expense	289	281
Net interest income	1,604	702
Gains on sales of securities	-	-
Other expenses	20	32
Income before provision for income taxes and equity in undistributed net income of subsidiary	1,584	670
Provision for income taxes	159	209
Income before equity in undistributed net income of subsidiary	1,425	461
Equity in undistributed net income of subsidiary	8,132	5,947
Net income	9,557	6,408

Condensed Statements of Cash Flows

Statements of Cash Flows	For the years ended December 31,
(In thousands)	2015	2014
OPERATING ACTIVITIES
Net income	$9,557	$6,408
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiary	(8,132)	(5,947)
Net change in other assets and other liabilities	(54)	53
Net cash provided by operating activities	1,371	514
INVESTING ACTIVITIES
Purchases of securities	-	-
Proceeds from sales of securities	-	-
Net cash used in investing activities	-	-
FINANCING ACTIVITIES
Proceeds from exercise of stock options	-	70
Proceeds from rights offering	-	6,143
Investment in Bank	-	(6,500)
Cash dividends paid on common stock	(1,103)	(753)
Net cash provided used in financing activities	(1,103)	(1,040)
Increase (decrease) in cash and cash equivalents	268	(526)
Cash and cash equivalents, beginning of period	198	724
Cash and cash equivalents, end of period	$466	$198
SUPPLEMENTAL DISCLOSURES
Interest paid	$287	$281